DEBT (Tables)	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Schedule of debt and capital leases

Debt consisted of the following:

	March 31, 2017	December 31, 2016
	(In thousands)
Summit Holdings variable rate senior secured Revolving Credit Facility (3.49% at March 31, 2017 and 3.27% at December 31, 2016) due November 2018	$475,000	$648,000
Summit Holdings 5.5% senior unsecured notes due August 2022	300,000	300,000
Less unamortized debt issuance costs (1)	(3,359)	(3,516)
Summit Holdings 5.75% senior unsecured notes due April 2025	500,000	—
Less unamortized debt issuance costs (1)	(6,729)	—
Summit Holdings 7.5% senior unsecured notes redeemed March 2017 (2)	—	300,000
Less unamortized debt issuance costs (1) (2)	—	(4,183)
Total long-term debt	$1,264,912	$1,240,301

__________

(1)  Issuance costs are being amortized over the life of the notes.

(2)  Debt was extinguished following the 5.75% Senior Notes offering in February 2017.  In conjunction with the early debt extinguishment, the remaining unamortized debt issuance costs were written off.